Note 3 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			36 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	1,000,000			1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 11.2			$ 11.2
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 8 months 12 days
Performance-contingent Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	128,396
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 67.43
Performance-contingent Restricted Share Units [Member] | Executive Officers and Key Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	128,396
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 67.43	$ 68.69	$ 76.19
Share Based Compensation Arrangement By Share Based Payment Award, Maximum Target Award Percentage	200.00%
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares to Be Issued at Maximum Performance Target (in shares)	687,048
Time-vested Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	62,945
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 63.57
Time-vested Restricted Stock [Member] | Executive Officers and Key Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	62,945
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 63.57	64.29	76.13
Time-vested Restricted Stock [Member] | Non Employee Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	16,290
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 66.31	$ 62.35	$ 84.58
Performance-contingent Restricted Stock Unit and Time-vested Restricted Stocks [Member]
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares)	28,055	16,787	41,353
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Withheld for Tax Withholding Obligations, Weighted Average Price Per Share (in dollars per share)	$ 63.97	$ 65.99	$ 77.07	$ 63.97
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 10.1	$ 6.5	$ 9.8
Share Based Compensation Tax Benefit Realized From Exercise Of Equity Instruments Other Than Stock Options	$ 3.8	$ 2.5	$ 3.7
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares Elected to Be Defer at Target Payout (in shares)				228,988